INCOME TAXES - Schedule of Gross Deductible Temporary Differences (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	$ 402	$ 822
Other unrecognized tax attributes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	37	0
United States | Net operating losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	24	34
United States | Capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	0	275
Foreign countries | Net operating losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	$ 341	$ 513